November 29, 2011

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE BARON SMALL CAP GROWTH FUND

TOUCHSTONE MID CAP GROWTH FUND

TOUCHSTONE THIRD AVENUE VALUE FUND

TOUCHSTONE LARGE CAP CORE EQUITY FUND

TOUCHSTONE HIGH YIELD FUND

TOUCHSTONE CORE BOND FUND

TOUCHSTONE MONEY MARKET FUND

TOUCHSTONE CONSERVATIVE ETF FUND

TOUCHSTONE MODERATE ETF FUND

TOUCHSTONE AGGRESSIVE ETF FUND

TOUCHSTONE ENHANCED ETF FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

Change in Service Provider

Effective as of December 5, 2011, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) will replace JPMorgan Chase Bank, N.A. (“JPMorgan”) as Transfer Agent of the Funds.  BNY Mellon has also replaced JPMorgan as the Funds’ Sub-Administrator and Fund Accountant.  All references to JPMorgan in the Prospectus and Statement of Additional Information will hereby be replaced with BNY Mellon Investment Servicing (US) Inc.

The new mailing address of Touchstone Investments is as follows:

Touchstone Investments

P.O. Box 9878

Providence, RI 02940

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1006-TVST-SAI-1111

November 29, 2011

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ENHANCED ETF FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

The Fund’s Principal Investment Strategies

Based on the investment strategies of the Touchstone Enhanced ETF Fund as outlined on page 42 of the Fund’s Prospectus, the Fund is invested in the following funds at the percentages indicated:

iShares® Trust: iShares Barclays Aggregate Bond Fund	22%
iShares® Trust: iShares MSCI EAFE Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund	22%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund	22%
iShares® Trust: iShares S&P 500 Value Index Fund	3%
iShares® Trust: iShares S&P 500 Growth Index Fund	22%

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1006-TVST-SAI-ENH-1111